Note Commitments and contingencies (Legal Proceedings) - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) claims
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought	$ 400,000
BPNA
Legal Matters And Contingencies [Line Items]
Claims RFC and RESCAP Liquidating Trust Litigation | claims		70
Multiple Arbitration Proceedings Against Popular Securities And One Other PR Broker Dealers | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Aggregate Claims Damages Sought		$ 168,000
Loss Contingency Claim Of One Single Arbitration Case		$ 78,000
Aggregate Arbitrations with Claimed Damages | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Pending Claims Number | claims		59
One arbitration with Claimed damages | Popular Securities
Legal Matters And Contingencies [Line Items]
Loss Contingency Pending Claims Number | claims		1
Minimum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued		$ 0
Maximum
Legal Matters And Contingencies [Line Items]
Loss Contingency Range Of Possible Loss Portion Not Accrued		$ 46,400